COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES	NOTE 6 – COMMITMENTS AND CONTINGENCIES The Company did not have any contractual commitments of December 31, 2022, and December 31, 2021.